NOTES PAYABLE (Details) - Notes Payable - ENERGY VAULT HOLDINGS, INC - USD ($)		1 Months Ended		3 Months Ended
	Jun. 05, 2020	May 31, 2020	Mar. 31, 2020	Mar. 31, 2020
Paycheck Protection Program
NOTES PAYABLE
Loan proceeds received		$ 220,020
Interest rate (percentage)	1.00%
Term of debt	5 years	2 years
Swiss Government COVID-19 Relief Loan
NOTES PAYABLE
Loan proceeds received			$ 518,645	$ 518,645
Interest rate (percentage)			0.00%	0.00%
Term of debt			60 months	60 months